Key Management Compensation - Schedule of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management personnel compensation [abstract]
Salaries, director fees and other short term benefits	$ 3,186	$ 3,868
Post-employment benefits	293	262
Share based payment	1,628	1,455
Total	$ 5,107	$ 5,585